Capital Stock and Reserves	12 Months Ended
Dec. 31, 2024
Capital Stock and Reserves
Capital Stock and Reserves
15.	Capital Stock and Reserves

Authorized – unlimited number of voting common shares without par value.

Private placements and bought deal offerings

Transactions during the year ended December 31, 2024

On June 24, 2024, the Company closed a non-brokered private placement offering, whereby gross proceeds of $22,750,000 were raised by the issuance of 3,418,702 common shares at a price of $6.6545 per common share.

On June 24, 2024, the Company also closed a non-brokered private placement offering, whereby gross proceeds of $100,000,000 were raised by the issuance of 12,021,977 flow-through shares at a price of $8.3181 per flow-through share. In connection with the offering, the Company recognized a flow-through share premium liability of $20,000,000 (Note 10). As a result of the issuance of flow-through shares, as at December 31, 2024, the Company has commitments to incur qualifying development expenditures (Note 4).

Transactions during the year ended December 31, 2023

On May 24, 2023, the Company closed a bought deal public offering, whereby gross proceeds of $73,537,000 were raised by the issuance of 10,005,000 common shares at a price of $7.35 per common share.

On October 10, 2023, the Company closed a non-brokered private placement offering, whereby gross proceeds of $4,541,000 were raised by the issuance of 259,066 flow-through shares at a price of $8.44 per flow-through share and 249,409 flow-through shares at a price of $9.44 per flow-through share.

On December 27, 2023, the Company closed a non-brokered private placement offering, whereby gross proceeds of $10,734,000 were raised by the issuance of 892,461 flow-through shares at a price of $8.80 per flow-through share and 366,248 flow-through shares at a price of $7.865 per flow-through share.

During the year ended December 31, 2023, the Company incurred share issue costs of $4,142,000 and raised total gross proceeds of $88,812,000.

15.	Capital Stock and Reserves (continued)

Tahltan Investment Rights

On April 16, 2021, the Company entered into an investment agreement with the Tahltan Central Government (“TCG”), pursuant to which TCG invested $5,000,000 into Skeena by purchasing 399,285 Tahltan Investment Rights (“Rights”) for approximately $12.52 per Right. Each Right will vest by converting into one common share upon the achievement of key Company and permitting milestones (“Milestones”), or over time, as follows:

●	119,785 Rights: earlier of Milestone 1 achievement or April 16, 2023;
●	119,785 Rights: earlier of Milestone 2 achievement or April 16, 2023;
●	79,857 Rights: earlier of Milestone 3 achievement or April 16, 2023; and
●	79,858 Rights: earlier of Milestone 4 achievement or April 16, 2024.

As of December 31, 2023, the share payments related to Milestones 1, 2 and 3 had been made. In April 2024, the Company issued the final share payment related to Milestone 4 by converting 79,858 Rights into 79,858 common shares of the Company.

Share-based payments

Stock options

The stock options have a maximum expiry date period of 5 years from the grant date. The Company determines the fair value of the stock options granted using the Black-Scholes option pricing model.

Restricted share units and performance share units

Upon each vesting date, participants will receive, at the sole discretion of the Board of Directors: (a) common shares equal to the number of restricted share units (“RSUs”) or performance share units (“PSUs”) that vested; (b) cash payment equal to the 5-day volume weighted average trading price of common shares; or (c) a combination of (a) and (b). For RSUs classified as equity settled share-based payments, the Company determines the fair value of the RSUs granted using the Company’s share price on grant date. For PSUs granted during the year, the fair values were determined using the Company’s share price on grant date.

Deferred share units

The deferred share units (“DSUs”) are granted to independent members of the Board of Directors. The DSUs vest immediately and have all of the rights and restrictions that are applicable to RSUs, except that the DSUs may not be redeemed until the participant has ceased to hold all offices, employment and directorships with the Company. For DSUs classified as equity settled share-based payments, the Company determines the fair value of the DSUs granted using the Company’s share price on grant date.

15.	Capital Stock and Reserves (continued)

Share-based payments (Continued)

Share purchase warrant, RSU, PSU, DSU and stock option transactions are summarized as follows:

	Warrants		RSUs	PSUs	DSUs	Stock Options
		Weighted					Weighted
		Average					Average
	Number	Exercise Price	Number	Number	Number	Number	Exercise Price
Outstanding, December 31, 2022	12,823	$6.77	1,835,821	—	—	5,033,425	$10.44
Granted	—	$—	607,750	770,000	86,257	485,151	$6.80
Exercised	(9,657)	$6.81	(400,776)	—	—	(267,524)	$3.86
Cancelled	(3,166)	$6.57	(197,456)	—	—	(351,134)	$11.80
Outstanding, December 31, 2023	—	$—	1,845,339	770,000	86,257	4,899,918	$10.34
Granted	—	$—	533,852	147,000	163,980	3,175,093	$7.24
Exercised	—	$—	(1,205,085)	—	—	(539,947)	$5.34
Cancelled	—	$—	(162,982)	(15,400)	—	(516,294)	$10.91
Outstanding, December 31, 2024	—	$—	1,011,124	901,600	250,237	7,018,770	$9.28
Exercisable, December 31, 2024	—	$—	—	—	—	3,585,335	$11.20

On January 28, 2024, the Company granted 822,093 stock options, 323,940 RSUs and 105,080 DSUs to various directors, officers, employees and consultants of the Company. The stock options and RSUs vest over a 36-month period, with one third of the stock options and RSUs vesting on each anniversary of the grant. The stock options have a term of 5 years, with each option allowing the holder to purchase one common share of the Company at a price of $5.71 per common share. In addition to the vesting period above, the stock options and RSUs granted to senior management were subject to a performance condition and would only vest upon the Company raising at least $65,000,000. This performance condition was satisfied on June 24, 2024. The Board of Directors also approved the grant of 199,912 RSUs to an officer of the Company, with the RSUs to be granted upon meeting certain regulatory conditions and to vest on December 10, 2024 upon the Company raising at least $65,000,000. In June 2024, the regulatory and financing conditions were both met.

On January 28, 2024, the Company also granted 200,000 stock options to a consultant of the Company. The options have a term of 5 years and vest over a 24-month period, with one quarter of the stock options vesting every 6 months from the date of grant. Each option allows the holder to purchase one common share of the Company at a price of $5.71 per common share.

On May 10, 2024, the Company granted 90,000 stock options and 10,000 RSUs to various employees of the Company. The stock options and RSUs vest over a 36-month period, with one third of the stock options and RSUs vesting on each anniversary of the grant. The stock options have a term of 5 years, with each option allowing the holder to purchase one common share of the Company at a price of $6.75 per common share.

On May 22, 2024, the Company granted 60,000 stock options to an employee of the Company. The stock options vest over a 36-month period, with one third of the stock options and RSUs vesting on each anniversary of the grant. The stock options have a term of 5 years, with each option allowing the holder to purchase one common share of the Company at a price of $6.48 per common share.

15.	Capital Stock and Reserves (continued)

Share-based payments (continued)

On August 12, 2024, the Company granted 1,928,000 stock options and 147,000 PSUs to various employees and consultants of the Company, subject to the achievement of various metrics and meeting certain ESG-linked minimum award threshold criteria (the “Performance Criteria”). None of the stock options and PSUs will vest if any of the Performance Criteria are not met. If all the Performance Criteria are met, the stock options and PSUs will vest over a 36-month period, with one third of the stock options and PSUs vesting on each anniversary of the achievement of the Performance Criteria. On December 13, 2024, the Performance Criteria were achieved. The stock options have a term of 5 years from the date of grant, with each option allowing the holder to purchase one common share of the Company at a price of $7.88 per common share.

On October 16, 2024, the Company granted 75,000 stock options to employees of the Company. The stock options vest over a 36-month period, with one third of the stock options vesting on each anniversary of the grant. The stock options have a term of 5 years, with each option allowing the holder to purchase one common share of the Company at a price of $13.00 per common share.

During the year ended December 31, 2024, the Company granted 58,900 DSUs to certain non-executive members of the Board of Directors in connection with their election to settle their accrued directors’ fees.

Subsequent to the year ended December 31, 2024, 368,285 stock options were exercised for gross proceeds of $2,364,000.

The weighted average share price at the date of exercise of the stock options was $10.37 during the year ended December 31, 2024 (2023 – $7.46). The weighted average share price at the date of exercise of the warrants was $7.69 during the year ended December 31, 2023.

As at December 31, 2024, stock options, RSUs, and PSUs outstanding and exercisable were as follows:

			Weighted Average
	Exercise Price		Remaining Life
	($/Share)	Outstanding	(Years)	Exercisable
Stock options	1.00 - 5.00	405,300	0.27	405,300
	5.01 - 10.00	3,602,031	4.24	268,812
	10.01 - 15.00	3,011,439	1.42	2,911,223
		7,018,770	2.80	3,585,335

RSUs		1,011,124	0.90	—

PSUs		901,600	0.92	—

15.	Capital Stock and Reserves (continued)

Share-based payments (continued)

Share-based payments expense consists of:

In $000s	2024	2023
Stock options	$3,769	$2,697
RSUs	5,813	8,591
PSUs	2,944	624
DSUs	600	75
	$13,126	$11,987

Recorded in exploration and evaluation expense	$4,327	$3,131
Recorded in general and administrative expense	8,799	8,856
	$13,126	$11,987

The weighted average fair value per unit of the Company's stock options and share units granted during the year were as follows:

	2024	2023
Stock options	$3.02	$3.33
RSUs	$6.34	$8.15
PSUs	$7.88	$6.04
DSUs	$6.03	$6.09

The weighted average inputs used to determine the fair value of the Company’s stock options were as follows:

	2024	2023
Expected life (years)	3.5	3.5
Annualized volatility	53.22%	59.03%
Dividend rate	0.00%	0.00%
Risk-free interest rate	3.44%	4.42%